Commitments and Contingencies (Narrative and Schedule of Future Minimum Rental Payments for Operating Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 5,200	$ 3,800	$ 4,200
Aggregate future minimum lease payments due	28,500
2023	3,792
2024	4,112
2025	3,985
2026	3,587
2027	2,014
2028 and thereafter	11,013
Other Commitments [Line Items]
FHLB funding agreements outstanding	300,000
Limited Partnerships
Other Commitments [Line Items]
Unfunded commitments	1,700,000
Fixed Maturity Securities
Other Commitments [Line Items]
Unfunded commitments	237,400
Asset Pledged as Collateral without Right | Federal Home Loan Bank Advances
Other Commitments [Line Items]
Fixed maturity security investments pledged for FHLB	$ 1,200,000